Equity - Summary of Common Stock Purchases (Details) - USD ($) shares in Millions, $ in Millions			2 Months Ended	12 Months Ended
	Jun. 20, 2016	Mar. 10, 2016	Mar. 11, 2018 [1]	Dec. 31, 2018	[1]	Dec. 31, 2017	[2]	Dec. 31, 2016	[3]
Equity [Abstract]
Shares of common stock purchased	18	136		307		150		154
Cost of purchase			$ 8,200	$ 12,198	[4]	$ 5,000	[4]	$ 5,000	[4]

[1]	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on March 12, 2018, as well as other share repurchases. See above for additional information.
[2]	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on February 2, 2017. See above for additional information.
[3]	Represents shares purchased pursuant to the accelerated share repurchase agreement entered into on March 8, 2016. See above for additional information.
[4]	Amounts may not add due to rounding.